UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ];Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive, Suite 103
	  San Jose, California   95134-2453

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm R. Fobes III
Title: Chairman
Phone: (408) 526-0707

Signature, Place, and Date of Signing:

Malcolm R. Fobes III   San Jose, California    2/12/2001
  [Signature]	       [City, State]	       [Date]

Report Type	 (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		     0

Form 13F Information Table Entry Total:	            25

Form 13F Information Table Value Total:	    $  294,730
					    (thousands)


List of Other Included Managers:

			   NONE

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							FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6    COLUMN 7           COLUMN 8
--------                    --------   --------   --------        --------            --------    --------           --------
NAME OF ISSUER              TITLE OF    CUSIP    FAIR MARKET   SHARES OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                             CLASS     NUMBER       VALUE      PRINCIPAL  PRN  CALL  DISCRETION   MANAGERS   SOLE  SHAREHOLDER  NONE
                                                   (000'S)      AMOUNT
----------------------------  -----   ---------  -----------    ------    ---  ----  ----------   --------   ----  -----------  ----
APPLIED MICRO CIRCUITS CORP    COM    03822W109     23,316     310,684    SH            SOLE               310,684
ARIBA INC                      COM    04033V104      5,957     111,088    SH            SOLE               111,088
BEA SYSTEMS INC                COM    073325102     19,542     290,320    SH            SOLE               290,320
BROADCOM CORP                  CLA    111320107      7,202      85,737    SH            SOLE                85,737
BROCADE COMM SYSTEMS INC       COM    111621108     22,588     246,021    SH            SOLE               246,021
CIENA CORP                     COM    171779101     17,206     211,765    SH            SOLE               211,765
CISCO SYSTEMS INC              COM    17275R102     13,941     364,473    SH            SOLE               364,473
CORNING INC                    COM    219350105     12,627     239,090    SH            SOLE               239,090
EMC CORP/MASS                  COM    268648102     24,350     366,164    SH            SOLE               366,164
EXODUS COMMUNICATIONS INC      COM    302088109     11,170     558,527    SH            SOLE               558,527
EXTREME NETWORKS INC           COM    30226D106      5,735     146,582    SH            SOLE               146,582
INTEGRATED DEVICE TECH INC     COM    458118106        768      23,175    SH            SOLE                23,175
I2 TECHNOLOGIES INC            COM    465754109      4,361      80,200    SH            SOLE                80,200
JDS UNIPHASE CORP              COM    46612J101        764      18,325    SH            SOLE                18,325
JUNIPER NETWORKS INC           COM    48203R104     23,095     183,202    SH            SOLE               183,202
NETWORK APPLIANCE INC          COM    64120L104     13,831     215,473    SH            SOLE               215,473
NEWPORT CORP                   COM    651824104      6,657      84,692    SH            SOLE                84,692
PMC-SIERRA INC                 COM    69344F106     15,108     192,155    SH            SOLE               192,155
POWERWAVE TECHNOLOGIES INC     COM    739363109      6,856     117,200    SH            SOLE               117,200
SDL INC                        COM    784076101     11,126      75,078    SH            SOLE                75,078
SIEBEL SYSTEMS INC             COM    826170102      7,723     114,200    SH            SOLE               114,200
SUN MICROSYSTEMS INC           COM    866810104     10,019     359,426    SH            SOLE               359,426
TRIQUINT SEMICONDUCTOR INC     COM    89674K103     13,556     310,300    SH            SOLE               310,300
VERITAS SOFTWARE CORP          COM    923436109     12,111     138,415    SH            SOLE               138,415
VITESSE SEMICONDUCTOR CORP     COM    928497106      5,121      92,580    SH            SOLE                92,580

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